Other receivables - Schedule of other receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Sales tax recoverable	$ 272,212	$ 134,717
ITC Receivable	228,752	0
Other	0	26,625
Total trade and other receivables	$ 500,964	$ 161,342